STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM
                               ("MIDCAP SPDRS")TM

                           MIDCAP SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002








"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MIDCAP SPDR TRUST, SERIES 1
TRUST OVERVIEW


--------------------------------------------------------------------------------


OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MIDCAP SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002



--------------------------------------------------------------------------------
COMMON STOCK                                    SHARES             VALUE
--------------------------------------------------------------------------------
3Com Corp.* ................................    2,890,722      $   11,389,444.68
99 Cents Only Stores* ......................      565,501          11,705,870.70
Abercrombie & Fitch Co.* ...................      798,761          15,711,628.87
Activision Inc.* ...........................      538,000          12,874,340.00
Acxiom Corp.* ..............................      709,696          10,063,489.28
Adtran Inc.* ...............................      304,716           4,753,569.60
Advance PCS* ...............................      745,356          16,792,870.68
Advanced Fibre
  Communications* ..........................      666,111           8,839,292.97
Advent Software, Inc.* .....................      263,494           3,017,006.30
Affiliated Computer Svcs.* .................    1,062,923          45,227,373.65
AGCO Corp.* ................................      601,177          13,947,306.40
AGL Resources Ltd. .........................      452,572           9,997,315.48
Airborne, Inc. .............................      390,193           4,424,788.62
Airgas Inc.* ...............................      574,555           7,543,907.15
AK Steel Hldg. Corp.* ......................      869,887           6,358,873.97
Alaska Air Group* ..........................      214,047           3,788,631.90
Albany International .......................      260,325           4,940,968.50
Albemarle Corp. ............................      336,006           8,497,591.74
Alexander & Baldwin ........................      331,451           7,374,784.75
Allete, Inc. ...............................      687,121          14,841,813.60
Alliant Energy .............................      733,270          14,115,447.50
Allmerica Financial ........................      428,038           5,136,456.00
American Eagle Outfitters* .................      581,674           7,014,988.44
American Financial Group
  Hldg .....................................      555,544          12,788,622.88
American Water Works .......................      806,726          36,028,383.16
AmeriCredit Corp.* .........................    1,229,782           9,924,340.74
AmerUs Group Company .......................      320,269           9,082,828.84
Ametek, Inc. ...............................      265,695           7,737,038.40
Apogent Technologies* ......................      862,252          16,089,622.32
Apria Healthcare Group* ....................      441,010          10,390,195.60
Aquila, Inc. ...............................    1,452,891           5,956,853.10
Arch Coal ..................................      422,306           6,989,164.30
Arrow Electronics* .........................      809,734          10,226,940.42
ArvinMeritor, Inc. .........................      547,764          10,243,186.80
Ascential Software Corp.* ..................    2,000,800           3,717,486.40
Associated Banc-Corp .......................      609,513          19,339,847.49
Astoria Financial Corporation ..............      714,759          17,440,119.60
Atlas Air Worldwide Hldgs.* ................      308,498             743,480.18
Atmel Corp.* ...............................    3,764,930           3,960,706.36
Avnet Inc. .................................      964,918          10,411,465.22
Avocent Corp.* .............................      362,999           4,856,926.62
Bandag Inc. ................................      154,305           4,706,302.50
Bank of Hawaii Corp. .......................      549,151          15,321,312.90
Banknorth Group, Inc. ......................    1,195,501          28,393,148.75
Banta Corp. ................................      203,542           7,225,741.00
Barnes & Noble* ............................      543,676          11,504,184.16
Barr Laboratories* .........................      351,559          21,898,610.11
Beckman Coulter, Inc. ......................      498,398          19,288,002.60
Belo Corp. .................................      904,506          19,790,591.28
BISYS Group* ...............................      962,112          16,076,891.52
BJ's Wholesale Club* .......................      574,224          10,915,998.24
Black Hills ................................      216,538           5,671,130.22
Blyth, Inc. ................................      373,674          10,425,504.60
Bob Evans Farms ............................      287,092           6,804,080.40
Borders Group* .............................      659,258          10,416,276.40
Borg Warner Inc. ...........................      215,103          10,677,712.92
Bowater Inc. ...............................      445,445          15,724,208.50
Brinker International* .....................      790,263          20,467,811.70
BroadWing Inc.* ............................    1,764,928           3,494,557.44
C.H. Robinson Worldwide ....................      681,889          18,424,640.78
Cabot Corp. ................................      495,383          10,403,043.00
Cabot Microelectronics
  Corp.* ...................................      195,463           7,279,042.12
Cadence Design Systems* ....................    2,141,149          21,775,485.33
Callaway Golf Co. ..........................      612,609           6,371,133.60
Carlisle Companies .........................      245,176           8,993,055.68
CarMax Inc.* ...............................      830,357          13,451,783.40
Carpenter Technology .......................      179,427           2,332,551.00
Catalina Marketing* ........................      440,656          12,373,620.48
CBRL Group, Inc. ...........................      423,168           9,656,693.76
CDW Computer Centers* ......................      679,043          28,764,261.48
Ceridian Corp. (New)* ......................    1,196,952          17,056,566.00
Certegy, Inc.* .............................      557,906          11,213,910.60
Charles Riv Laboratories
  Int'l, Inc.* .............................      360,742          14,159,123.50
CheckFree Corp.* ...........................      629,355           7,162,059.90
Cheesecake Factory Inc* ....................      408,221          12,177,232.43
ChoicePoint Inc.* ..........................      690,338          24,603,646.32
Church & Dwight ............................      320,752          10,632,928.80
Cimarex Energy .............................      214,161           3,698,003.65
Cirrus Logic* ..............................      672,521           1,714,928.55
City National Corp. ........................      403,262          18,860,563.74
Claire's Stores ............................      393,281           8,573,525.80
Clayton Homes ..............................    1,110,669          12,195,145.62
Cleco Corp. Hldg. Co. ......................      379,204           5,107,877.88
CNF Inc. ...................................      397,038          12,463,022.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MIDCAP SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002


--------------------------------------------------------------------------------
COMMON STOCK                                    SHARES             VALUE
--------------------------------------------------------------------------------
Coach, Inc.* ...............................      715,162      $   18,308,147.20
Colonial BancGroup .........................      947,269          11,746,135.60
Commerce Bancorp N J .......................      542,289          22,510,416.39
Commscope, Inc.* ...........................      497,955           3,376,134.90
Compass Bancshares .........................    1,038,269          30,618,552.81
Constellation Brands, Inc.* ................      720,338          16,639,807.80
Cooper Cameron
  Corporation* .............................      437,003          18,249,245.28
Copart, Inc.* ..............................      733,625           7,959,831.25
Covance, Inc.* .............................      487,006           9,530,707.42
Credence Systems* ..........................      488,852           4,233,458.32
Cree Inc* ..................................      586,366           7,329,575.00
Crompton Corp. .............................      916,261           9,208,423.05
CSG Systems Int'l* .........................      415,235           4,526,061.50
Cypress Semiconductor * ....................      992,958           6,513,804.48
Cytec Industries* ..........................      317,737           6,974,327.15
Cytyc Corp Com* ............................      990,427          10,617,377.44
D R Horton Inc .............................    1,181,061          21,991,355.82
Dean Foods (New)* ..........................      729,110          29,003,995.80
Dentsply Int'l .............................      630,717          25,335,901.89
DeVRY Inc.* ................................      563,501          10,492,388.62
Dial Corp. .................................      764,713          16,410,740.98
Diebold, Inc. ..............................      580,844          19,121,384.48
Dole Foods .................................      451,782          13,115,231.46
Dollar Tree Stores* ........................      920,462          20,286,982.48
Donaldson Co. ..............................      355,654          12,209,601.82
DPL Incorporated ...........................    1,019,895          16,777,272.75
DQE, Inc. ..................................      597,178           8,957,670.00
Dreyer's Grand Ice Cream ...................      280,545          19,598,873.70
DST Systems Inc.* ..........................      966,691          28,488,383.77
Dun & Bradstreet
  Corp. (New)* .............................      598,718          20,122,911.98
Dycom Industries* ..........................      385,727           3,533,259.32
E*Trade Group* .............................    2,946,344          13,111,230.80
Eaton Vance ................................      560,059          15,480,030.76
Education Mgmt Corp.* ......................      282,134          12,490,072.18
Edwards (A.G.), Inc. .......................      640,320          20,477,433.60
Edwards Lifesciences Corp* .................      482,427          12,345,306.93
EGL Inc.* ..................................      394,942           4,348,311.42
Emmis Communications* ......................      427,393           8,120,467.00
Energizer Holdings Inc.* ...................      709,865          21,579,896.00
Energy East ................................    1,165,122          23,081,066.82
ENSCO Int'l ................................    1,199,629          30,038,710.16
Entercom Communications* ...................      401,384          19,013,560.08
Equitable Resources ........................      499,825          17,268,953.75
Everest Re Group ...........................      413,502          22,684,719.72
Expeditors Int'l ...........................      838,282          23,421,599.08
Express Scripts* ...........................      634,877          34,613,494.04
Extended Stay America* .....................      756,006           9,601,276.20
F M C Corp Com New* ........................      282,875           7,303,832.50
Fairchild Semiconductor Int'l* .............      943,190           8,932,009.30
Fastenal Company ...........................      611,747          19,318,970.26
Federal Signal .............................      365,265           6,728,181.30
FEI Company* ...............................      261,454           3,778,010.30
Ferro Corp. ................................      325,001           7,507,523.10
Fidelity Nat'l. Fin'l ......................      769,914          22,119,629.22
First Health Group Inc.* ...................      816,707          22,149,093.84
First Virginia Banks .......................      578,772          21,588,195.60
FirstMerit Corp. ...........................      682,373          14,616,429.66
Flowserve Corp.* ...........................      445,082           4,450,820.00
FMC Technologies Inc.* .....................      527,342           8,838,251.92
Forest Oil Corp.* ..........................      378,704           9,656,952.00
Furniture Brands Int'l* ....................      453,725          10,412,988.75
Gallagher (Arthur J) .......................      712,171          17,555,015.15
Gartner, Inc.* .............................      667,272           5,338,176.00
GATX Corp. .................................      394,482           7,810,743.60
Gentex Corp.* ..............................      611,271          16,608,233.07
Gilead Sciences* ...........................    1,578,962          52,942,595.86
Glatfelter .................................      351,381           4,058,450.55
Golden State Bancorp .......................    1,107,291          35,787,645.12
GrafTech International Ltd.* ...............      450,121           3,263,377.25
Granite Construction .......................      334,708           5,515,987.84
Grant Prideco* .............................      896,839           7,659,005.06
Great Plains Energy Inc. ...................      499,132           9,558,377.80
Greater Bay Bancorp ........................      413,679           7,524,821.01
Greenpoint Financial Corp. .................      800,325          33,405,565.50
GTECH Holdings Corp.* ......................      461,787          11,461,553.34
Fuller (H.B.) Co. ..........................      228,592           6,080,547.20
Hanover Compressor
  Hldg. Co.* ...............................      529,341           4,393,530.30
Harris Corp. ...............................      534,985          17,916,647.65
Harsco Corp. ...............................      326,598           8,880,199.62
Harte-Hanks, Inc. ..........................      741,865          13,806,107.65
Hawaiian Electric Industries ...............      293,494          12,649,591.40
HCC Insurance Holdings .....................      502,284          12,059,838.84
Health Net Inc.* ...........................    1,008,914          21,641,205.30
Helmerich & Payne ..........................      402,964          10,095,457.09
Henry (Jack) & Assoc .......................      729,223           9,064,241.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MIDCAP SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002


--------------------------------------------------------------------------------
COMMON STOCK                                    SHARES             VALUE
--------------------------------------------------------------------------------
Hibernia Corp. .............................    1,274,713      $   25,481,512.87
Hillenbrand Industries .....................      497,382          27,007,842.60
Hispanic Broadcasting* .....................      876,458          16,345,941.70
HON Industries .............................      475,170          12,093,076.50
Horace Mann Educators ......................      329,331           4,841,165.70
Hormel Foods Corp. .........................    1,119,376          24,491,946.88
Hospitality Properties Trust ...............      504,275          16,701,588.00
Hubbell Inc. (Class B) .....................      476,275          13,845,314.25
Hunt (J.B.) Transport
  Serv., Inc.* .............................      316,036           7,442,647.80
ICN Pharmaceuticals ........................      666,957           6,042,630.42
IDACORP Inc. Hldg. Co. .....................      303,934           7,394,714.22
IDEC Pharmaceuticals* ......................    1,230,951          51,109,085.52
Imation Corp.* .............................      282,101           7,991,921.33
IMC Global Inc. ............................      926,992          11,170,253.60
INCYTE Genomics, Inc.* .....................      544,442           2,526,210.88
Independence Cmnty
  Bk Corp ..................................      461,182          11,571,056.38
IndyMac Bancorp* ...........................      461,618           8,895,378.86
InFocus Corp.* .............................      317,036           2,415,814.32
Integrated Devices Tech.* ..................      833,018           8,696,707.92
Int'l Rectifier* ...........................      512,330           8,002,594.60
Internet Sec. System, Inc.* ................      390,193           4,807,177.76
Intersil Corporation* ......................    1,100,204          14,258,643.84
Interstate Bakeries Corp. ..................      355,050           9,433,678.50
Int'l Speedway Corp. .......................      428,812          17,036,700.76
Investment Technology
  Group* ...................................      388,162          11,357,620.12
Investors Financial Services ...............      520,215          14,082,220.05
IVAX Corp.* ................................    1,568,570          19,246,353.90
Jacobs Engineering Group* ..................      438,535          13,541,960.80
Kaydon Corp. ...............................      245,716           4,924,148.64
Keane Inc* .................................      609,481           4,113,996.75
Kelly Services .............................      286,084           6,199,440.28
KEMET Corp.* ...............................      694,603           5,938,855.65
Kennametal Inc. ............................      277,699           8,919,691.88
Korn/Ferry International* ..................      305,248           2,393,144.32
Krispy Kreme Doughnuts,
  Inc.* ....................................      438,592          13,710,385.92
L-3 Communications* ........................      757,651          39,928,207.70
Labranche & Co. * ..........................      475,590           9,630,697.50
Lam Research* ..............................    1,027,223           9,142,284.70
Lancaster Colony Corp. .....................      295,171          12,432,602.52
Lattice Semiconductor* .....................      884,544           5,501,863.68
Lear Corporation* ..........................      529,696          22,061,838.40
Lee Enterprises ............................      357,081          11,733,681.66
Legato Systems Inc.* .......................      926,186           2,554,420.99
Legg Mason .................................      523,069          22,261,816.64
Lennar Corp. ...............................      521,472          29,087,708.16
Leucadia National Corp. ....................      446,219          15,171,446.00
LifePoint Hospitals* .......................      318,261           9,925,924.07
Lincare Holdings, Inc.* ....................      857,197          26,607,394.88
Longs Drug Stores ..........................      308,796           7,130,099.64
Longview Fibre .............................      411,800           2,857,892.00
LTX Corp.* .................................      396,006           1,805,787.36
Lubrizol Corp. .............................      414,719          11,724,106.13
Lyondell Chemical Co. ......................    1,288,726          15,387,388.44
M & T Bank Corp. ...........................      740,422          58,352,657.82
Macromedia, Inc.* ..........................      482,128           3,726,849.44
Macrovision Corp.* .........................      411,268           5,029,807.64
Mandalay Resort Group* .....................      551,424          18,500,275.20
Manpower, Inc. .............................      617,140          18,106,887.60
Martin Marietta Materials ..................      393,596          12,819,421.72
McCormick & Co. ............................    1,127,592          25,709,097.60
McData Corp.* ..............................      914,334           4,964,833.62
MDU Resources ..............................      575,982          13,149,669.06
Media General ..............................      186,796           9,498,576.60
Mentor Graphics* ...........................      532,429           2,598,253.52
Mercantile Bankshares ......................      561,954          21,449,784.18
Metris Cos., Inc. ..........................      467,205           1,079,243.55
Michaels Stores, Inc.* .....................      535,098          24,453,978.60
Micrel, Inc.* ..............................      747,387           4,603,903.92
Microchip Technology* ......................    1,627,828          33,289,082.60
Millennium Pharmaceuticals* ................    2,293,189          21,372,521.48
Miller (Herman) ............................      611,803          10,865,621.28
Minerals Technologies ......................      162,424           6,021,057.68
  Modine Mfg ...............................      271,201           5,158,243.02
Mohawk Industries* .........................      538,637          26,743,327.05
The Mony Group .............................      384,582           9,487,637.94
MPS Group, Inc.* ...........................      827,221           4,797,881.80
Murphy Oil .................................      369,384          30,315,344.88
Mylan Laboratories .........................    1,010,317          33,077,778.58
National Commerce Financial ................    1,662,585          41,647,754.25
National Fuel Gas ..........................      646,189          12,839,775.43
National-Oilwell, Inc.* ....................      652,961          12,654,384.18
National Instrument * ......................      415,501           9,095,316.89
Neiman-Marcus Group `A'* ...................      386,807          10,153,683.75
Network Associates, Inc.* ..................    1,256,887          13,360,708.81

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MIDCAP SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002


--------------------------------------------------------------------------------
COMMON STOCK                                    SHARES             VALUE
--------------------------------------------------------------------------------
Neuberger Berman, Inc. .....................      563,348      $   15,182,228.60
New Plan Excel Rlty Tr., Inc. ..............      781,024          14,402,082.56
New York Cmnty Bancorp, Inc. ...............      866,654          24,413,643.18
Newport Corporation ........................      307,812           3,472,119.36
Noble Energy, Inc. .........................      461,876          15,689,927.72
Nordson Corporation ........................      270,306           6,417,064.44
Northeast Utilities ........................    1,101,260          18,611,294.00
NSTAR ......................................      427,570          16,910,393.50
Ocean Energy Inc.(New) .....................    1,418,142          28,291,932.90
OGE Energy Corp. ...........................      630,040          10,628,774.80
Ohio Casualty* .............................      488,876           7,958,901.28
Old Republic Int'l .........................      971,198          27,562,599.24
Olin Corp. .................................      457,054           7,486,544.52
Omnicare, Inc. .............................      759,634          16,043,470.08
ONEOK Inc. .................................      487,038           9,205,018.20
Outback Steakhouse* ........................      618,422          16,994,236.56
Overseas Shipholding Group .................      277,554           4,241,025.12
Oxford Health Plans* .......................      709,809          27,639,962.46
PacifiCare Health Sys.* ....................      286,447           6,614,061.23
Packaging Corp. of America* ................      841,394          14,732,808.94
Papa John's Int'l.* ........................      157,288           4,581,799.44
Park Place Entertainment* ..................    2,431,603          19,331,243.85
Patterson Dental* ..........................      549,642          28,130,677.56
Patterson-Utility Energy,
   Inc.* ...................................      636,490          16,236,859.90
Payless ShoeSource Inc.* ...................      182,346           9,848,507.46
Peabody Energy Corp.* ......................      420,693          10,727,671.50
Pennzoil-Quaker State (New) ................      650,688          14,295,615.36
Pentair, Inc. ..............................      396,941          14,754,296.97
Pepco Holdings, Inc. .......................    1,316,508          26,264,334.60
PepsiAmericas, Inc. ........................    1,240,077          17,609,093.40
Perrigo Co.* ...............................      584,286           6,210,960.18
Petsmart, Inc.* ............................    1,088,425          19,384,849.25
Pier 1 Imports, Inc. .......................      753,660          14,372,296.20
Pioneer Natural Resources* .................      936,151          22,701,661.75
Pittston Brink's Group .....................      437,406           9,797,894.40
Plantronics Inc.* ..........................      370,191           6,034,113.30
Plexus Corp.* ..............................      338,812           3,134,011.00
PMI Group Inc. .............................      727,635          19,798,948.35
PNM Resource, Inc. .........................      315,383           6,244,583.40
Polycom Inc.* ..............................      804,646           5,463,546.34
Potlatch Corp. .............................      229,495           6,581,916.60
Powerwave Technologies* ....................      527,576           1,788,482.64
Precision Castparts ........................      421,782           9,144,233.76
Price Communications* ......................      439,503           4,966,383.90
Pride International (New)* .................    1,074,066          13,962,858.00
Protective Life Corp. ......................      553,577          17,033,564.29
Protein Design Labs* .......................      717,670           5,956,661.00
Provident Financial Group Inc. .............      392,773           9,854,674.57
Puget Energy, Inc. (Hldg. Co.) .............      705,802          14,405,418.82
Quanta Services* ...........................      490,868           1,021,005.44
Quantum Corp.-DSSG
  Stock* ...................................    1,270,722           2,808,295.62
Quest Diagnostics* .........................      785,474          48,330,215.22
Questar Corp. ..............................      659,774          15,069,238.16
RPM, Inc. ..................................      925,799          13,016,733.94
Radian Group ...............................      764,488          24,968,178.08
Rayonier Inc. ..............................      223,746           9,377,194.86
Readers Digest Assoc .......................      803,501          12,574,790.65
Republic Svcs Com* .........................    1,319,121          24,799,474.80
Retek Inc.* ................................      424,652           1,528,747.20
Reynolds & Reynolds ........................      559,930          12,564,829.20
RF Micro Devices, Inc.* ....................    1,359,344           8,156,064.00
Rollins, Inc. ..............................      243,813           4,729,972.20
Roslyn Bancorp .............................      674,689          11,746,335.49
Ross Stores ................................      633,837          22,589,950.68
RSA Security Inc.* .........................      456,450           1,533,672.00
Ruddick Corp. ..............................      374,399           5,687,120.81
Saks Incorporated* .........................    1,149,844          12,107,857.32
SanDisk Corp.* .............................      554,181           7,265,312.91
SCANA Corp. (New) ..........................      844,386          21,970,923.72
Schein (Henry) Inc.* .......................      353,123          18,627,238.25
Scholastic Corp.* ..........................      315,076          14,077,595.68
Schulman (A.), Inc. ........................      237,041           4,107,920.53
SEI Investments Co. ........................      871,886          20,820,637.68
Semtech Corp.* .............................      588,866           5,712,000.20
Sensient Technologies ......................      381,647           8,064,201.11
Sepracor Inc.* .............................      678,124           3,553,369.76
Sequa Corp.* ...............................       84,066           4,379,838.60
Sicor Inc* .................................      936,320          14,241,427.20
Sierra Pacific Resources
  (New) ....................................      823,431           5,022,929.10
Silicon Valley Bancshares* .................      358,307           6,066,137.51
Six Flags Inc.* ............................      745,485           2,624,107.20
Smith International* .......................      817,119          23,949,757.89
Smithfield Foods* ..........................      882,004          13,847,462.80
The J.M. Smucker Co. .......................      399,562          14,663,925.40
Solutia, Inc. ..............................      844,966           4,410,722.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MIDCAP SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002


--------------------------------------------------------------------------------
COMMON STOCK                                    SHARES             VALUE
--------------------------------------------------------------------------------
Sonoco Products ............................      777,952      $   16,578,157.12
Sotheby's Holdings* ........................      495,681           3,469,767.00
Sovereign Bancorp ..........................    2,103,804          27,139,071.60
SPX Corp.* .................................      329,435          33,239,991.50
StanCorp Financial Group ...................      238,637          12,623,897.30
STERIS Corp.* ..............................      555,278          13,831,974.98
Storage Technology* ........................      853,931           8,974,814.81
Superior Industries ........................      214,241          10,086,466.28
Swift Transportation* ......................      690,709          10,775,060.40
Sybase Inc.* ...............................      782,789           9,096,008.18
Sykes Enterprises* .........................      326,065           1,372,733.65
Sylvan Learning Systems* ...................      325,138           4,447,887.84
Symantec Corp.* ............................    1,169,588          39,333,244.44
Synopsys Inc.* .............................      615,100          23,466,065.00
TCF Financial ..............................      602,572          25,506,872.76
Tech Data Corp. ............................      454,886          12,008,990.40
Tecumseh Products Co. ......................      148,992           6,251,704.32
Teleflex ...................................      316,592          14,430,263.36
Telephone & Data Systems ...................      472,937          23,859,671.65
Tidewater Inc. .............................      488,417          13,182,374.83
Timberland Company* ........................      302,410           9,580,348.80
Titan Corp.* ...............................      628,355           6,032,208.00
Tootsie Roll ...............................      416,460          12,377,191.20
Transaction Systems Architects
  Inc.* ....................................      285,496           1,770,075.20
Triad Hospitals* ...........................      598,371          22,708,179.45
Trinity Industries .........................      370,062           6,091,220.52
TriQuint Semiconductor* ....................    1,064,810           3,758,779.30
Tyson Foods ................................    2,847,266          33,113,703.58
Unifi, Inc.* ...............................      433,972           2,721,004.44
United Rentals* ............................      617,277           5,209,817.88
Unitrin, Inc. ..............................      546,853          16,788,387.10
Universal Corp. ............................      210,975           7,398,893.25
Universal Health Svcs, Inc.* ...............      482,676          24,688,877.40
Valassis Communication, Inc.* ..............      429,417          15,059,654.19
Valero Energy ..............................      853,085          22,581,159.95
Valspar Corp. ..............................      403,601          15,054,317.30
Varco International (New)* .................      779,798          13,194,182.16
Varian, Inc.* ..............................      273,717           7,557,326.37
Varian Med Sys., Inc.* .....................      548,747          23,590,633.53
Vectren Corporation ........................      546,474          12,022,428.00
Vertex Pharmaceuticals* ....................      612,924          11,332,964.76
Viad Corp. .................................      719,153          14,692,295.79
Vishay Intertechnology* ....................    1,287,258          11,327,870.40
VISX Inc.* .................................      430,207           3,970,810.61
Waddell & Reed Financial ...................      645,995          11,408,271.70
Wallace Computer Services ..................      335,321           5,918,415.65
Washington Post ............................       76,625          49,729,625.00
Wausau-Mosinee Paper .......................      415,509           3,826,837.89
Weatherford Int'l. Ltd.* ...................    1,049,129          38,964,651.06
Webster Financial Corp. ....................      386,646          12,983,572.68
Westamerica Bancorp ........................      270,645          10,901,580.60
Westar Energy Inc. .........................      577,167           5,806,300.02
Western Gas Resources ......................      266,090           8,315,312.50
Westwood One, Inc.* ........................      861,131          30,785,433.25
WGL Holdings, Inc. .........................      391,548           9,361,912.68
Whole Foods Mkt Inc* .......................      463,424          19,853,084.16
Williams-Sonoma Inc.* ......................      927,694          21,921,409.22
Wilmington Trust Corp. .....................      529,495          15,312,995.40
Wind River Systems* ........................      636,933           2,050,924.26
Wisconsin Energy ...........................      928,169          22,554,506.70
WPS Resource Corp. .........................      255,883           9,068,493.52
XTO Energy, Inc.* ..........................    1,001,924          20,649,653.64
York International .........................      318,019           8,968,135.80
                                              -----------      -----------------
Totals .....................................  259,129,764      $5,408,181,607.75
                                              ===========      =================

(*) Denotes non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MIDCAP SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

ASSETS:
   Investments in securities, at value (cost $7,207,248,698) ...........   $ 5,408,181,608
   Cash ................................................................        17,929,901
   Dividends receivable ................................................         3,491,929
   Receivable for securities sold ......................................        49,987,961
                                                                           ---------------
Total Assets ...........................................................     5,479,591,399
                                                                           ---------------

LIABILITIES:
   Payable for securities purchased ....................................        50,938,975
   Distribution payable ................................................        12,970,692
   Payable to sponsor ..................................................         6,613,961
   Accrued Trustee fees ................................................           491,562
   Other accrued expenses ..............................................            78,786
   Redemption payable ..................................................             6,268
                                                                           ---------------
Total Liabilities ......................................................        71,100,244
                                                                           ---------------
NET ASSETS .............................................................   $ 5,408,491,155
                                                                           ===============

NET ASSETS REPRESENTED BY:
Interest of Unitholders (72,431,379 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
   Cost to investors of outstanding units ..............................   $ 7,724,250,175
   Undistributed net investment income .................................         3,046,955
   Accumulated net realized losses on investments ......................      (519,738,885)
   Unrealized depreciation on investments ..............................    (1,799,067,090)
                                                                           ---------------
NET ASSETS .............................................................   $ 5,408,491,155
                                                                           ===============

NET ASSET VALUE PER MIDCAP SPDR ($5,408,491,155/72,431,379 MIDCAP SPDRS)            $74.67
                                                                                    ======






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MIDCAP SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                            FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                                                ENDED                ENDED                ENDED
                                                          SEPTEMBER 30, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                          ------------------   ------------------   ------------------
INVESTMENT INCOME
   Dividend income ..................................        $   61,546,707        $  38,932,541        $   27,061,110

EXPENSES
   Trustee fees and expenses ........................             6,104,160            4,573,086             2,886,936
   Printing and distribution expenses ...............             6,289,457            4,028,449             2,755,994
   Audit fees .......................................                58,800               55,200                50,293
   Amortization of organization costs ...............                    --                   --                22,251
   Legal fees .......................................                22,533               41,137                39,823
   License fees .....................................             1,895,620            1,204,940               949,773
                                                             --------------        -------------        --------------
Total expenses ......................................            14,370,570            9,902,812             6,705,070
   Less: expenses assumed by the Sponsor and the
   Trustee (see Note 3) .............................              (164,484)            (343,664)             (751,162)
                                                             --------------        -------------        --------------
   Net expenses .....................................            14,206,086            9,559,148             5,953,908
                                                             --------------        -------------        --------------

NET INVESTMENT INCOME ...............................            47,340,621           29,373,393            21,107,202
                                                             --------------        -------------        --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses ..............................          (206,509,823)        (160,292,538)         (152,936,524)
   Net realized gains from in-kind redemptions ......           241,012,342          362,543,701           695,326,216
   Net change in unrealized appreciation
     (depreciation) of investments ..................          (770,484,849)      (1,062,847,655)          264,297,987
                                                             --------------        -------------        --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS ......................................          (735,982,330)        (860,596,492)          806,687,679
                                                             --------------        -------------        --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........................        $ (688,641,709)      $ (831,223,099)       $  827,794,881
                                                             ==============       ==============        ==============







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MIDCAP SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
-


                                                            FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                                                ENDED                ENDED                ENDED
                                                          SEPTEMBER 30, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                          ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
     Net investment income ..........................       $    47,340,621      $    29,373,393       $    21,107,202
     Net realized gains on investments and in-kind
     redemptions ....................................            34,502,519          202,251,163           542,389,692
     Net change in unrealized appreciation
       (depreciation) on investments ................          (770,484,849)      (1,062,847,655)          264,297,987
                                                            ---------------      ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................          (688,641,709)        (831,223,099)          827,794,881
                                                            ---------------      ---------------       ---------------

DIVIDENDS AND DISTRIBUTIONS TO UNITHOLDERS FROM:
     Net investment income ..........................           (47,963,865)         (31,014,357)          (21,632,016)
                                                            ---------------      ---------------       ---------------
     Net realized gains .............................                    --                   --           (63,138,458)
                                                            ---------------      ---------------       ---------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ...................           (47,963,865)         (31,014,357)          (84,770,474)
                                                            ---------------      ---------------       ---------------

UNITHOLDER TRANSACTIONS:
     Proceeds from subscriptions of MidCap SPDR
       units ........................................         3,612,115,520        3,552,958,639         3,252,766,934
     Reinvestment of dividends and distributions ....               415,262              401,937             2,474,880
     Less: Redemptions of MidCap SPDR units .........        (1,434,058,022)      (1,774,165,755)       (2,688,723,856)
                                                            ---------------      ---------------       ---------------
     Increase in net assets due to unitholder
       transactions .................................         2,178,472,760        1,779,194,821           566,517,958
                                                            ---------------      ---------------       ---------------
TOTAL INCREASE                                                1,441,867,186          916,957,365         1,309,542,365

NET ASSETS:
     Beginning of year ..............................         3,966,623,969        3,049,666,604         1,740,124,239
                                                            ---------------      ---------------       ---------------
End of year (including undistributed net investment
   income of $3,046,955, $1,774,579 and
   $2,210,603, respectively) ........................       $ 5,408,491,155      $ 3,966,623,969       $ 3,049,666,604
                                                            ===============      ===============       ===============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MIDCAP SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A MIDCAP SPDR

--------------------------------------------------------------------------------


                                            FOR THE YEAR      FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                ENDED             ENDED           ENDED          ENDED          ENDED
                                            SEPTEMBER 30,     SEPTEMBER 30 ,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                2002              2001            2000           1999           1998
                                             ----------         --------        ---------     ----------      --------
NET ASSET VALUE, BEGINNING OF YEAR .......   $    79.21        $   98.86         $ 71.70      $    59.20      $  64.65
                                             ----------        ---------       ---------      ----------      --------
Investment Operations:
     Net investment income ...............         0.70             0.67            0.75            0.73          0.57
     Net realized and unrealized gains
     (losses) on investments .............        (4.52)          (19.61)          29.18           13.95         (4.79)
                                             ----------        ---------      ----------      ----------      --------
Total from Investment Operations .........        (3.82)          (18.94)          29.93           14.68         (4.22)
                                             ----------        ---------      ----------      ----------      --------
Less Distributions from:
     Net investment income ...............        (0.72)           (0.71)          (0.77)          (0.68)        (0.59)
     Net realized gains ..................         0.00             0.00           (2.00)          (1.50)        (0.64)
                                             ----------        ---------      ----------      ----------      --------
Total Distributions ......................        (0.72)           (0.71)          (2.77)          (2.18)        (1.23)
                                             ----------        ---------      ----------      ----------      --------

NET ASSET VALUE, END OF YEAR .............   $    74.67          $ 79.21      $    98.86         $ 71.70      $  59.20
                                             ==========        =========      ==========      ==========      ========

TOTAL INVESTMENT RETURN ..................        (4.94)%         (19.26)%         42.55%          24.72%        (6.69)%

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of year (000's) .....   $5,408,491       $3,966,624      $3,049,667      $1,740,124      $668,293
     Ratio of expenses to average
     net assets ..........................         0.25%(1)         0.26%(1)        0.28%(1)        0.26%(1)      0.30%
     Ratio of net investment income
     to average net assets ...............         0.81%(1)         0.75%(1)        0.85%(1)        0.97%(1)      0.92%
     Portfolio turnover rate(2) ..........        21.43%           33.22%          29.95%          43.42%        30.80%

--------------------------------------------------------------------------------
(1) Grossed up for expenses reimbursed or assumed by the Sponsor and the Trustee. Net of expenses reimbursed by the Sponsor and the Trustee, the net investment income and expenses to average net assets ratios would have been 0.82% and 0.25% for the year ended September 30, 2002, 0.76% and 0.25% for the year ended September 30, 2001, 0.87% and 0.25% for the year ended September 30, 2000, 0.97% and 0.26% for the year ended September 30, 1999.

(2) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15
"Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation -- Portfolio securities are valued based on the closing sale price on the exchange, which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange, which is deemed to be the principal market for the security. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders -- The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax -- The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

                                                       FEE AS A PERCENTAGE OF
         NET ASSET VALUE OF THE TRUST               NET ASSET VALUE OF THE TRUST
         ----------------------------               ----------------------------
         $0-$500,000,000*                           14/100 of 1% per annum
         $500,000,001-$1,000,000,000*               12/100 of 1% per annum
         $1,000,000,001 and above*                  10/100 of 1% per annum

         -----------------------------------------------------------------------
         * The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee by $164,484 for the year ended September 30, 2002. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses assumed by the Sponsor were none, none and $367,786 for the years ended September 30, 2002, 2001 and 2000, respectively.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN MIDCAP SPDRS Transactions in MidCap SPDRs were as follows:

                                                                                    YEAR ENDED SEPTEMBER 30, 2002
                                                                                   -------------------------------
                                                                                   MIDCAP SPDRS        AMOUNT
                                                                                   ------------    ---------------
MidCap SPDRs sold .............................................................      39,000,000    $ 3,612,115,520
Dividend reinvestment MidCap SPDRs issued .....................................           4,704            415,262
MidCap SPDRs redeemed .........................................................     (16,650,000)    (1,434,058,022)
                                                                                    -----------    ---------------
Net increase ..................................................................      22,354,704    $ 2,178,472,760
                                                                                    ===========    ===============
                                                   YEAR ENDED SEPTEMBER 30, 2001    YEAR ENDED SEPTEMBER 30, 2000
                                                --------------------------------   -------------------------------
                                                MIDCAP SPDRS          AMOUNT       MIDCAP SPDRS        AMOUNT
                                                ------------     ---------------   ------------    ---------------
MidCap SPDRs sold ...........................     38,425,000     $ 3,552,958,639     38,000,000    $ 3,252,766,934
Dividend reinvestment MidCap SPDRs issued ...          4,235             401,937         29,330          2,474,880
MidCap SPDRs redeemed .......................    (19,200,000)     (1,774,165,755)   (31,450,000)    (2,688,723,856)
                                                 -----------     ---------------    -----------    ---------------
Net increase ................................     19,229,235     $ 1,779,194,821      6,579,330    $   566,517,958
                                                 ===========     ===============    ===========    ===============

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee and used to offset the expense of processing orders. During the year ended September 30, 2002, the Trustee earned $267,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2002.

At September 30, 2002, the Trustee and its affiliates held 6,058,990 MidCap SPDRs, or 8.4% of fractional undivided interest in the Trust.

NOTE 5 -- INVESTMENT TRANSACTIONS

For the year ended September 30, 2002, the Trust had purchases and sales of investment securities of $1,240,761,239 and $1,240,513,691, respectively.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
NOTE 6 -- FEDERAL INCOME TAX STATUS

As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions and components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post-October losses, and distributions payable.

Cost of investments for federal income tax purposes             $ 7,287,045,267
                                                                ===============
Gross unrealized appreciation                                   $   175,567,846
Gross unrealized depreciation                                    (2,054,431,505)
                                                                ---------------
Net unrealized depreciation                                     $(1,878,863,659)
                                                                ===============
Distributable earnings, ordinary income                         $    16,017,648
                                                                ===============
Capital loss carryforwards expiring:

              9/30/08                                           $    11,118,835)
              9/30/09                                              (168,998,054)
              9/30/10                                              (152,712,102)
                                                                ---------------
                                                                $  (332,828,991)
                                                                ===============

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2002, the Trust deferred $107,113,323 of capital losses arising subsequent to October 31, 2001. For tax purposes, such losses will be reflected in the year ending September 30, 2003.

The tax composition of dividends paid during the year was from ordinary income.

As of September 30, 2002, the Trust had permanent book/tax differences attributable to in-kind redemptions and non-deductible expenses. To reflect reclassifications arising from these differences, undistributed net investment income was increased by $1,895,620, accumulated net realized loss on investments was increased by $241,012,342, and additional paid in capital was increased by $239,116,722.

REPORT OF INDEPENDENT ACCOUNTANTS
TO THE TRUSTEE AND THE UNITHOLDERS OF MIDCAP SPDR TRUST, SERIES 1:

--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2002, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 22, 2002

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


MIDCAP SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
-------
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
-------
The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR
-----------
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
-----------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
-------------
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005